UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey                 Darien, CT                 November 14, 2011
---------------------           -----------------             ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $359,293
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE                       VALUE      SHRS OR SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (x1000)     PRN AMT PRN CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE

AIRCASTLE LTD                 COM            G0129K104    15,203   1,597,001 SH          Sole                 1,597,001   0  0
ALLIANCE DATA SYSTEMS CORP    COM            018581108    20,497     221,113 SH          Sole                   221,113   0  0
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106     2,132     181,939 SH          Sole                   181,939   0  0
AMPHENOL CORP NEW             CL A           032095101    21,691     532,042 SH          Sole                   532,042   0  0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW        049164205    16,346     491,015 SH          Sole                   491,015   0  0
BAXTER INTL INC               COM            071813109    18,042     321,369 SH          Sole                   321,369   0  0
CHIMERA INVT CORP             COM            16934Q109     2,928   1,057,011 SH          Sole                 1,057,011   0  0
COPART INC                    COM            217204106     9,502     242,901 SH          Sole                   242,901   0  0
CORNING INC                   COM            219350105    11,272     911,983 SH          Sole                   911,983   0  0
COVANTA HLDG CORP             COM            22282E102     9,366     616,606 SH          Sole                   616,606   0  0
CREDIT ACCEP CORP MICH        COM            225310101    23,915     371,583 SH          Sole                   371,583   0  0
CLEVELAND BIOLABS INC         COM            185860103     1,486     587,357 SH          Sole                   587,357   0  0
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302    16,856     479,532 SH          Sole                   479,532   0  0
FORD MTR CO DEL               COM PAR $0.01  345370860     4,050     418,818 SH          Sole                   418,818   0  0
GAMESTOP CORP NEW             CL A           36467W109     5,688     246,240 SH          Sole                   246,240   0  0
GENERAL MTRS CO               COM            37045V100     3,133     155,240 SH          Sole                   155,240   0  0
GENESEE & WYO INC             CL A           371559105    19,180     412,290 SH          Sole                   412,290   0  0
HASBRO INC                    COM            418056107    15,919     488,153 SH          Sole                   488,153   0  0
HEXCEL CORP NEW               COM            428291108     5,374     242,526 SH          Sole                   242,526   0  0
ICON PUB LTD CO               SPONSORED ADR  45103T107       650      40,420 SH          Sole                    40,420   0  0
INTERDIGITAL INC              COM            45867G101    19,408     416,658 SH          Sole                   416,658   0  0
INTERDIGITAL INC              COM            45867G101    17,002     365,000     PUT     Sole                   365,000   0  0
MEDCO HEALTH SOLUTIONS INC    COM            58405U102    13,565     289,300 SH          Sole                   289,300   0  0
METHANEX CORP                 COM            59151K108       784      37,600 SH          Sole                    37,600   0  0
MODINE MFG CO                 COM            607828100     2,886     318,519 SH          Sole                   318,519   0  0
NEUSTAR INC                   CL A           64126X201    18,508     736,207 SH          Sole                   736,207   0  0
PALOMAR MED TECHNOLOGIES INC  COM NEW        697529303     6,108     775,085 SH          Sole                   775,085   0  0
QUANEX BUILDING PRODUCTS COR  COM            747619104       996      91,000 SH          Sole                    91,000   0  0
SEALED AIR CORP NEW           COM            81211K100    16,162     967,798 SH          Sole                   967,798   0  0
TE CONNECTIVITY LTD           REG SHS        H84989104    14,316     508,728 SH          Sole                   508,728   0  0
TRW AUTOMOTIVE HLDGS CORP     COM            87264S106     2,590      79,128 SH          Sole                    79,128   0  0
VICOR CORP                    COM            925815102     9,243   1,056,291 SH          Sole                 1,056,291   0  0
VISTAPRINT N V                SHS            N93540107    14,495     536,270 SH          Sole                   536,270   0  0






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